DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Direct Operating Costs [Abstract]
Disclosure Of Detailed Information On Operating Costs	The following table lists direct operating costs for the years ended December 31, 2023, 2022 and 2021.

US$ MILLIONS	2023	2022	2021
Depreciation and amortization	$365	$211	$236
Transportation and distribution	195	184	162
Operations and maintenance	94	56	49
Compensation	87	59	44
Cost of inventory	2	5	8
Other	35	27	27
Total	$778	$542	$526